Net gain or loss on financial assets at FVTOCI - Summary Of Gain or Loss On Financial Assets At FVTOCI Recognized Net (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of gains losses recognised in profit or loss availableforsale financial assets [Abstract]
Gains on redemption of securities	₩ (23)		₩ (57)	₩ 15
Gains on transaction of securities	32,647		24,195	11,000
Total	₩ 32,624	$ 27,447	₩ 24,138	₩ 11,015